SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Pro Forma Adjustments	May 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma	May 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.	May 31, 2012 Red Mountain Resources, Inc.	Dec. 31, 2012 Cross Border Resources, Inc.	May 31, 2012 Cross Border Resources, Inc.
Unproved properties not being amortized	$ 20,906		$ 27,518	$ 6,819	$ 2,410	$ 2,617	$ 4,202	$ 4,202
Proved properties being amortized	(24,086)		45,493	52,649	25,533	25,309	44,046	27,340
Accumulated depreciation, depletion and impairment				(13,584)		(4,756)		(8,828)
Net capitalized costs	$ 12,839		$ 67,302	$ 45,884	$ 22,181	$ 23,170	$ 32,282	$ 22,714